Note 25 - Operating Segments (Tables)	12 Months Ended
Oct. 31, 2024
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
(thousands of Canadian dollars)
for the year ended	October 31, 2024					October 31, 2023
	Digital Banking	Digital Banking	DRTC	Eliminations/	Consolidated	Digital Banking	DRTC	Eliminations/	Consolidated
	Canada	USA		Adjustments		Canada		Adjustments
Net interest income	$101,263	$1,392	$-	$-	$102,655	$100,051	$-	$-	$100,051
Non-interest income	698	1	9,638	(1,359)	8,978	540	9,698	(1,654)	8,584
Total revenue	101,961	1,393	9,638	(1,359)	111,633	100,591	9,698	(1,654)	108,635

Provision for (recovery of) credit losses	(134)	(134)	-	-	(268)	609	-	-	609
	102,095	1,527	9,638	(1,359)	111,901	99,982	9,698	(1,654)	108,026

Non-interest expenses:
Salaries and benefits	26,523	437	5,824	-	32,784	25,382	6,046	-	31,428
General and administrative	18,324	365	1,839	(1,359)	19,169	15,140	1,565	(1,654)	15,051
Premises and equipment	3,292	105	1,758	-	5,155	2,462	1,440	-	3,902
	48,139	907	9,421	(1,359)	57,108	42,984	9,051	(1,654)	50,381

Income (loss) before income taxes	53,956	620	217	-	54,793	56,998	647	-	57,645

Income tax provision	14,860	155	30	-	15,045	15,867	(384)	-	15,483

Net income (loss)	$39,096	$465	$187	$-	$39,748	$41,131	$1,031	$-	$42,162

Total assets	$4,602,360	$226,319	$28,118	$(18,313)	$4,838,484	$4,190,876	$26,443	$(15,709)	$4,201,610

Total liabilities	$4,343,878	$90,716	$30,265	$(25,578)	$4,439,281	$3,818,412	$28,788	$(22,748)	$3,824,452